Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 568.9	$ 541.8
Short-term investments	0.0	40.0
Trade and other receivables	377.8	235.5
Inventories	199.2	197.4
Prepaid expenses and other current assets	15.2	17.4
Other financial assets	0.8	15.3
Taxes receivable	1.2	1.1
Total Current assets	1,163.1	1,048.5
Taxes receivable	16.1	12.9
Inventories	21.6	16.6
Other financial assets	130.9	12.1
Intangibles and other assets	58.6	44.3
Property, plant and equipment	4,693.9	4,181.4
Deferred tax assets	66.5	102.6
Goodwill	72.6	69.2
Total Assets	6,223.3	5,487.6
Current liabilities
Trade and other payables	342.8	270.2
Taxes payable	117.4	100.7
Other liabilities	94.7	34.4
Other financial liabilities	122.9	38.3
Lease liabilities	26.7	30.5
Current portion of long-term debt	472.1	0.0
Deferred revenue	52.1	63.1
Total Current liabilities	1,228.7	537.2
Other financial liabilities	155.0	114.4
Lease liabilities	29.3	44.3
Long-term debt	536.5	1,107.5
Deferred revenue	265.0	309.1
Pension obligations	7.5	6.2
Other employee benefits	82.4	80.3
Environmental and other provisions	312.6	300.8
Deferred tax liabilities	375.3	340.4
Total liabilities	2,992.3	2,840.2
Equity
Share capital	2,668.2	2,641.3
Reserves	102.3	14.3
Retained earnings	460.5	(102.4)
Equity attributable to owners of the Company	3,231.0	2,553.2
Non-controlling interest	0.0	94.2
Total liabilities and equity	$ 6,223.3	$ 5,487.6